CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowances for doubtful accounts (in dollars)	$ 2,682	$ 6,631
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015
Ordinary share, authorized shares	62,500,000	62,500,000
Ordinary share, shares issued	10,329,000	10,280,000
Ordinary share, shares outstanding	9,073,000	9,028,000
Treasury shares	1,256,000	1,252,000
Reverse split stock	one-for-four	one-for-four